ALLOWANCE FOR CREDIT LOSSES - ALLOWANCE FOR CREDIT LOSSES OF RECEIVABLES FROM USERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 30,875	$ 27,070	$ 34,092	$ 17,122	$ 17,122	$ 6,013
Provision for credit losses	20,342	13,985	36,745	23,933	59,134	11,109
Write-offs	(15,964)	0	(35,584)	0	(42,164)	0
Ending balance	$ 35,253	$ 41,055	$ 35,253	$ 41,055	$ 34,092	$ 17,122